SELECTED STATEMENTS OF PROFIT OR LOSS DATA - Disclosure of statement of profit and loss (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [abstract]
Salaries and related expenses	$ 11,184	$ 8,493
Depreciation and amortization	$ 2,815	$ 2,125